SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

(b)  Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, if any, and balances due to, due from, long-term investment subsidiary, and registered paid in capital have been eliminated upon consolidation.

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Company are presented on the face of the consolidated statements of operations and comprehensive income as an allocation of the total income for the year between non-controlling interest holders and the shareholders of the Company.

(c) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for uncollectible accounts receivable, inventory valuation, useful lives and impairment for property, plant and equipment, valuation allowance for deferred tax assets, fair value of financial instruments, and contingencies. Actual results could vary from the estimates and assumptions that were used.

(d) Risks and uncertainties

The main operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the economy in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

The COVID-19 pandemic has brought about an unprecedented challenge for many entities, with increased uncertainty in the global economy. Although COVID-19 is no longer classified as a pandemic by the World Health Organization as of the date of this annual report, the Company is unable to provide a quantitative estimate of the potential impact of any resurgence COVID-19 may have on the Company in the future. The Company continues to monitor and evaluate any possible impact on the Company’s business and will consider implementation of various measures to mitigate the effects arising from COVID-19should they arise. Based on management’s latest assessment, there is no indicator that the going concern assumption used by the Company in preparing the financial statement is inappropriate.

(e) Foreign currency translation and transaction

The accompanying consolidated financial statements are presented in United States dollars (“$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiaries are in Renminbi (“RMB”) except for Fuxing HK and Fook Hing Trading of which functional currency are in Hong Kong dollars (“HKD”).

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive loss as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of income and comprehensive income as other income (other expenses). The shareholders’ equity accounts were stated at their historical rate. Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

The value of foreign currencies, namely Renminbi and Hong Kong dollar, may fluctuate against the United States dollar. Any significant variations of the aforementioned currencies relative to the United States dollar may materially affect the Company’s financial condition in terms of reporting in RMB. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	As of March 31,
	2025	2024	2023
RMB to USD Year End	7.1782	7.0950	6.8676
RMB to USD Average Rate	7.1391	7.1080	6.8516
HKD to USD Year End	7.7785	7.8264	7.8499
HKD to USD Average Rate	7.7925	7.8238	7.8389

(f)  Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, financial instruments, deferred financing costs, bank loans, accounts payable and accruals and are financial assets and liabilities. Cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other currents, accounts payable and accruals are subject to fair value measurement; however, because of their being short term in nature management believes their carrying values approximate their fair value. Financial instruments are fair value financial assets that are marked to fair value and are accounted for under as Level 3 under the above hierarchy. The Company accounts for bank loans at amortized cost and has elected NOT to account for them under the fair value hierarchy.

(g) Related parties

The Company follows subtopic 850-10 of the FASB ASC for the identification of related parties and disclosure of related party transactions. Pursuant to Section 850-10-20, related parties include: (a) affiliates of the Company; (b) entities for which investments in their equity securities would be required, absent the election of the FV option under the FV Option Subsection of Section 825–10–15, to be accounted for by the equity method by the investing entity; (c) trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; (d) principal owners of the Company; (e) management of the Company; (f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and (g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

(h) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Company’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

(i) Restricted cash

Restricted cash consists of bank deposits that are pledged to the bank as security for outstanding loans and bank borrowings. The outstanding balance for restricted cash was $3,000,000 and $5,033,000 as of March 31, 2025 and 2024, respectively.

(j) Accounts Receivable, net

Accounts receivable, net are stated at the original amount less an allowance for credit losses on such receivables. The allowance for credit losses is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the Company’s customers’ ability to pay. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss.

Accounts receivable is recorded at the sales price of products sold to customers on trade credit terms. We establish a valuation allowance to reflect our best estimate of expected losses inherent in our accounts receivable balance. The allowance is based on our evaluation of the aging of the receivables, historical write-offs, the current economic environment and communications with the customer. We write off individual accounts against the allowance when we no longer believe that it is probable that we will collect the receivable because we become aware of a customer’s inability to meet its financial obligations.

(k) Advances to Suppliers

Advances to suppliers refer to advances for the purchase of materials or services, which are applied against accounts payable when the materials or services are received.

The Company reviews a supplier’s credit history and background information before advancing payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered impaired.

(l) Advances from Customers

Advances from customers refer to advances received from customers, which are applied against accounts receivable when products are sold.

(m) Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted average principle, and includes direct materials and, where applicable, direct labor costs and those overheads incurred in bringing them to their existing location and condition. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution.

(n) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Plant and machinery	5 to 10 years
Buildings	20 years
Motor vehicles	5 to 10 years
Office equipment	5 years

Expenditure for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas the expenditure for major renewals and betterment that substantially extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Work in progress in property, plant and equipment is in the course of construction for production or for its own use purposes. Work in progress is stated at cost less accumulated impairment losses. Cost includes all construction expenditure and other direct costs, including interest costs, attributable to such projects. Costs on completed construction works are transferred to the appropriate asset category. No depreciation is provided in respect of work in progress until it is completed and ready for its intended use.

(o) Intangible assets, net

The Company’s intangible assets are stated at cost less accumulated amortization and impairment, if any, and amortized on a straight-line basis over the estimated useful lives of the assets.

Category	Estimated useful lives
Patent	7 years
Software	5 years
Customer base	10 years
Operating license	22 years
Land use rights	23-35 years

(p) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized as of March 31, 2024 and 2025.

(q) Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(r) Revenue recognition

In May 2014, the FASB issued Topic 606, “Revenue from Contracts with Customers”. This topic clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. Simultaneously, this topic supersedes the revenue recognition requirements in Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. The core principle of the guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company currently generates its revenue from the following main sources:

Revenue from goods sold and services provided

The Company is principally in the business of production and trading of zipper products and provision of related processing services. Revenue from contracts with its customers is recognized when or as the Company satisfies a performance obligation by transferring a promised good or service generated in the ordinary course of the Company’s activities to its customer, at a transaction price that reflects the consideration the Company expects to be entitled in exchange for the goods or service and that is allocated to that performance obligation. The goods or service is transferred when or as the customer obtains control of the goods or service. The amount of revenue recognized is the amount of the transaction price allocated to the satisfied Purchase Order (“PO”).

The transaction price is allocated to each PO in the contract on the basis of the relative stand-alone selling prices of the promised goods or services. The individual standalone selling price of a good or service that has not previously been sold on a stand-alone basis, or has a highly variable selling price, is determined based on the residual portion of the transaction price after allocating the transaction price to goods and/or services with observable stand-alone selling price. A discount or variable consideration is allocated to one or more, but not all, of the performance obligations if it relates specifically to those performance obligations.

Transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised goods or services. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Sales of goods

We recognize revenue for our goods sold when we have satisfied a performance obligation by transferring control of a promised good to the customer. The amount of revenue recognized is the amount of the transaction price allocated to the satisfied performance obligation, which is the amount of the consideration in the contract to which our Company expects to be entitled in exchange for transferring the promised goods or services.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the performance obligation. If a performance obligation is satisfied, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that performance obligation.

Processing services

Revenue from processing services is recognized at a point in time when the end customer receives the service (i.e. when the service is performed in accordance with the applicable terms and conditions). A corresponding receivable is recognized for the consideration that is unconditional when only the passage of time is required before the payment is due.

Acting as a principal

A reporting company is the principal in a transaction with an end consumer if it obtains control of the specified good or service before it is transferred to the end consumer.

When another party is involved in providing goods or services to a customer, an entity that is a principal obtains control of any one of the following:

a.	A good or another asset from the other party that it then transfers to the customer.

b.	A good from the other party that it then combines with other goods or services in providing the specific good to the customer.

(s) Cost of revenue

Cost of revenue mainly consists of raw material costs, labor costs, sub-contracting costs and production overhead.

(t) Selling and marketing expenses

Selling expenses mainly consists of promotion and marketing expenses and transportation expenses. The Company does not carry any capitalized contract acquisition costs that would be amortized to its results of operations over time, and potential expenses related to customer and contract acquisitions costs if any are accounted for as periodic costs.

(u) General and administrative expenses

General and administrative expenses mainly consist of staff-related cost, depreciation, office supplies and upkeep expenses, travelling and entertainment, legal and professional fees, property and related expenses, research and development expenses, other miscellaneous administrative expenses.

(v) Operating leases-lessor

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease unless another systematic basis is more representative of the time pattern in which use benefit derived from the leased asset is diminished. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized as an expense over the lease term on the same basis as the lease revenue.

(w) Operating leases-lessee

In evaluating whether an agreement constitutes a lease upon adoption of the new lease accounting standard ASC 842, the Company reviews the contractual terms to determine which party obtains both the economic benefits and control of the assets at the inception of the contract. The Company categorizes leases with contractual terms longer than twelve months as either operating or finance lease at the commencement date of a lease. All the leases of the Company are operating leases. The Company also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. The Company’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are recognized as the amount of the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The discount rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate (“IBR”) or the rate implicit in the lease if available. The IBR is a hypothetical rate based on the Company’s understanding of what its credit rating would be to borrow and resulting interest the Company would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

Operating lease assets are included within operating lease right-of-use assets, and the corresponding operating lease liabilities are included within operating lease liabilities on the consolidated balance sheets.

(x) Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended March 31, 2024 and 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(y) Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

(z) Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in shareholders’ equity during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

(aa) Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the group’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the group’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.

(bb) Concentration of credit risks

Financial instruments that potentially expose the Company to credit concentration risks primarily include cash and cash equivalents, restricted cash, and notes receivable. The Company deposits its cash and cash equivalents with high-quality financial institutions.

The Company performs credit assessments of customers and generally does not require collateral or other security from them. The Company evaluates historical collection trends and aging balances to determine the necessity of an allowance for credit losses. Additionally, the Company conducts periodic reviews of customers’ financial conditions and payment practices to mitigate collection risks associated with accounts receivable.

Concentration of customers

The following customers accounted for 10% or more of total revenue for the fiscal years ended March 31, 2023, 2024 and 2025:

	For the years ended March 31,
	2025	2024	2023
Customer A	18%	13%	14%
Customer B	*	16%	13%
Customer C	*	11%	13%
Customer D	*	11%	*

The following customers accounted for 10% or more of the Company’s net accounts receivable as of March 31, 2024 and 2025:

	As of March 31,
	2025	2024
Customer A	33%	26%
Customer C	10%	16%
Customer D	12%	15%

Concentration of suppliers

The following suppliers accounted for 10% or more of total purchases for the fiscal years ended March 31, 2023, 2024 and 2025:

	For the years ended March 31,
	2025	2024	2023
Supplier A	22%	*	*
Supplier B	*	10%	*
Supplier C	10%	*	*
Supplier D	*	12%	10%
Supplier E	12%	*	*

* Represent percentage less than 10%

(cc) Statutory Reserves

In accordance with the Company Law of the People’s Republic of China (PRC) applicable to the subsidiaries located in mainland China, the subsidiary is required to make appropriation to a Statutory Reserve Fund (SRF). At least 10% of the statutory after-tax profits as determined in accordance with the applicable PRC accounting standards and regulations must be allocated to the SRF until the cumulative total of the reserve fund reaches 50% of the subsidiary’s registered capital. Subject to approval from the relevant PRC authorities, the SRF may be used to offset any accumulated losses or increase the registered capital of the subsidiary. The SRF is not available for dividend distribution to shareholders.

(dd) Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jump start Our Business Start-ups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). The amendments in this Update affect a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance. This update contains amendments to the Codification that remove references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. ASU 2024-02 is effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (DISE), which requires new disclosures to disaggregate prescribed natural expenses underlying any income statement caption. This ASU is effective for annual periods in fiscal years beginning after December 15, 2026, and interim periods thereafter. Early adoption is permitted. The ASU applies on a prospective basis for periods beginning after the effective date. However, retrospective application to any or all prior periods presented is permitted. The Company is currently evaluating the impact of adoption of this standard on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, “Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments,” which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The amendments also clarify some specific applications of induced conversion guidance and that the guidance applies to a convertible debt instrument that is not currently convertible as long as it had a substantive conversion feature as of both its issuance date and the date the inducement offer is accepted. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Company for the year ending March 31, 2027. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03 (issued November 4, 2024) on expense disaggregation disclosures. ASU 2024-03 initially stated it would take effect for public entities in annual periods starting after December 15, 2026, and interim periods starting after December 15, 2027. However, non-calendar year-end entities (with fiscal years not ending December 31) faced ambiguity—interpreting the original guidance as requiring adoption in an interim period rather than an annual period. ASU 2025-01 clarifies the FASB’s intent: all public entities must first adopt the disclosure requirements in the first annual period starting after December 15, 2026, with interim adoption in periods starting after December 15, 2027. The Company does not expect this standard to impact its consolidated financial statements.

In January 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405) — Amendments Related to Classification and Disclosure of Certain Liabilities. This update revises the guidance on classifying and disclosing specific liabilities (e.g., obligations related to crypto assets, contingent liabilities arising from contractual commitments), aiming to enhance transparency about the nature, measurement, and risks of such liabilities. ASU 2025-02 is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim periods within those annual periods. Early adoption is permitted. The Company is evaluating the impact of this update on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.